PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant And Equipment, Gross	$ 2,974,263	$ 3,138,977
Accumulated Depreciation	(1,325,241)	(993,380)
Property And Equipment, Net	1,649,022	2,145,597
Telecommunications Fiber and Equipment
Property, Plant And Equipment, Gross	2,686,905	2,530,167
Film Production Equipment
Property, Plant And Equipment, Gross	0	369,903
Office Furniture and Equipment
Property, Plant And Equipment, Gross	77,859	133,329
Medical Equipment
Property, Plant And Equipment, Gross	209,499	86,899
Leasehold Improvements
Property, Plant And Equipment, Gross	$ 0	$ 18,679